Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 47,495	$ 28,654
Accounts receivable, net	30,412,552	19,498,525
Other receivables - related parties		1,204,797
Other receivables, net	3,732,256	3,857,418
Prepayments	8,868,278	8,650,189
Inventories, net	3,577,925	1,427,716
Total current assets	46,638,506	34,667,299
Non-current assets
Plant and equipment, net	8,607,438	8,904,131
Right-of-use assets, net		13,826
Deferred tax assets	190,942	187,392
Land-use rights, net	2,083,056	2,068,275
Intangible assets, net	60,607	11,849
Total non-current assets	10,942,043	11,185,473
TOTAL ASSETS	57,580,549	45,852,772
Current liabilities
Short-term bank loans	8,248,999	8,624,210
Accounts payable	5,549,108	2,680,301
Accrued liabilities and other payables	1,747,147	1,139,018
Contract liabilities	138,811	29,275
Taxes payable	1,483,772	842,332
Lease liabilities		14,770
Total current liabilities	17,167,837	13,432,726
Non-current liabilities
Long-term bank loan	2,809,342	2,920,942
Long-term account payable	1,675,154	1,654,129
Total non-current liabilities	4,484,496	4,575,071
TOTAL LIABILITIES	21,652,333	18,007,797
Shareholders’ equity
Additional paid-in capital	8,885,171	3,462,427
Statutory reserves	400,454	400,454
Retained earnings	17,689,936	16,873,997
Accumulated other comprehensive loss	(3,511,845)	(4,924,576)
TOTAL HUACHEN CAYMAN SHAREHOLDERS’ EQUITY	23,463,760	15,812,340
Non-controlling interest	12,464,456	12,032,635
TOTAL SHAREHOLDERS’ EQUITY	35,928,216	27,844,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	57,580,549	45,852,772
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	24	38
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	20
Related Party
Current liabilities
Other payables - related parties		$ 102,820